Note 29 (Tables)	12 Months Ended
Dec. 31, 2021
Treasury shares [Abstract]
Treasury shares [Table Text Block]	In the years ended December 31, 2021, 2020 and 2019 the Group entities performed the following transactions with shares issued by the Bank:

Treasury shares (Millions of euros)
	2021		2020		2019
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	14,352,832	46	12,617,189	62	47,257,691	296
+ Purchases (*)	203,530,570	1,022	234,691,887	807	214,925,699	1,088
- Sales and other changes	(90,250,003)	(417)	(232,956,244)	(830)	(249,566,201)	(1,298)
+/- Derivatives on BBVA shares	—	(4)	—	7	—	(23)
+/- Other changes	—	—	—	—	—	—
Balance at the end	127,633,399	647	14,352,832	46	12,617,189	62
Of which:
Held by BBVA, S.A.(*)	112,733,730	574	592,832	9	—	—
Held by Corporación General Financiera, S.A.	14,899,669	72	13,760,000	37	12,617,189	62
Held by other subsidiaries	—	—	—	—	—	—
Average purchase price in Euros	5.02	—	3.44	—	5.06	—
Average selling price in Euros	4.89	—	3.63	—	5.20	—
Net gains or losses on transactions (Shareholders' funds-Reserves)		17		—		13
(*) In 2021 includes the share buyback program (see Note 4).

Treasury Stock [Table Text Block]
The percentages of treasury shares held by the Group in the years ended December 31, 2021, 2020 and 2019 are as follows:

Treasury Stock
	2021			2020			2019
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0.108%	1.922%	1.914%	0.008%	0.464%	0.215%	0.138%	0.746%	0.213%

Shares of BBVA accepted in pledge [Table Text Block]
The number of BBVA shares accepted by the Group in pledge of loans as of December 31, 2021, 2020 and 2019 is as follows:

Shares of BBVA accepted in pledge
	2021	2020	2019
Number of shares in pledge	29,372,853	39,407,590	43,018,382
Nominal value	0.49	0.49	0.49
% of share capital	0.44%	0.59%	0.65%

Shares of BBVA owned by third parties but managed by the Group [Table Text Block]
The number of BBVA shares owned by third parties but under management of a company within the Group as of December 31, 2021, 2020 and 2019 is as follows:

Shares of BBVA owned by third parties but managed by the Group
	2021	2020	2019
Number of shares owned by third parties	17,645,506	18,266,509	23,807,398
Nominal value	0.49	0.49	0.49
% of share capital	0.26%	0.27%	0.36%